Contents of Significant Accounts - Share-Based Payment - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of treasury shares to employees | shares	200
Grant date quoted market price per share | $ / shares	$ 16.95
Compensation expenses | $	$ 696
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years